Cash and cash equivalents (Details) - EUR (€) € in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	€ 156.8	€ 219.0
Restricted cash and cash equivalents	0.1	0.2
Cash and cash equivalents	€ 156.9	€ 219.2	€ 178.1	€ 329.5